Significant Accounting Policies - Hyperinflationary accounting (Details) - Argentina - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Inflationary percentage	100.00%
Amount recognized in income due to inflationary accounting	$ 1.6	$ 0.6	$ 0.4
Assets Total | Geographic Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	1.00%
Sales Revenue Net | Geographic Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	2.00%